Summary of significant accounting and reporting policies - Equity Method Investments (Details) $ in Millions	Dec. 31, 2015 USD ($)
CIBC Mellon
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%
Book value	$ 473
Siguler Guff
Schedule of Equity Method Investments [Line Items]
Percentage ownership	20.00%
Book value	$ 262
ConvergEx
Schedule of Equity Method Investments [Line Items]
Percentage ownership	33.90%
Book value	$ 86	[1]
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage ownership	20.00%

[1]	In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units. The book value at Dec. 31, 2015 is reflective of our combined common and preferred interests in ConvergEx.